Prepayments for Lease of Land (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments For Lease Of Land [Abstract]
Schedule of prepayments for lease of land
	December 31, 2020	December 31, 2019
Prepayments for lease of land	423,415	$397,311
Less: accumulated amortization	(55,827)	(30,902)
	$367,588	$366,409